Revenue from services - Summary of Revenue From Services (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue From Services [Line Items]
Percentage of individual client's revenue	10.00%
Revenue from rendering of services	$ 235,515	$ 115,017	$ 123,215
Performance Fees [Member]
Disclosure Of Revenue From Services [Line Items]
Revenue from rendering of services	89,295		$ 4,866
Performance Fees [Member] | PBPE Fund III [Member]
Disclosure Of Revenue From Services [Line Items]
Revenue from rendering of services	$ 87,800